COMMITMENTS AND CONTINGENCIES	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 7 — Commitments and Contingencies

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine, between the United States, Israel and Iran and others in the Middle East, and Southwest Asia or other armed hostilities. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Registration Rights Agreement

The holders of the (i) Founder Shares, (ii) Private Placement Units (and their underlying securities), (iii) units that may be issued upon conversion of any Working Capital Loans (and their underlying securities), if any, (iv) the Representative Shares, (v) any Class A Ordinary Shares issuable upon conversion of the Founder Shares and (vi) any Class A Ordinary Shares held by the holders of the Founder Shares prior to our Initial Public Offering, including our Sponsor, at the completion of the Initial Public Offering or acquired prior to or in connection with the initial Business Combination, are entitled to registration rights pursuant to a registration rights agreement, dated June 12, 2025, which the Company entered into with the Initial Shareholders (as defined in the IPO Registration Statement), the Company’s officers and directors, and the other holders thereto. These holders are entitled to make up to three demands and have “piggyback” registration rights. BTIG may only make a demand on one occasion and only during the five-year period beginning on the effective date of the IPO Registration Statement. In addition, BTIG may participate in a “piggyback” registration only during the seven-year period beginning on the effective date of the IPO Registration Statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the Underwriters a 45-day option from the date of the Initial Public Offering to purchase up to an additional 2,625,000 Option Units to cover over-allotments, if any (the “Over-Allotment Option”). On June 16, 2025, the Underwriters fully exercised their Over-Allotment Option.

The Underwriters were paid a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or 4,025,000 in the aggregate, payable upon the closing of the Initial Public Offering. Additionally, the Underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, $7,043,750 in the aggregate (the “Deferred Fee”). The Deferred Fee will be released to the Underwriters only on completion of an initial Business Combination. The Deferred Fee will be payable as follows: (i) $0.20 per Public Unit sold in the Initial Public Offering shall be paid to the Underwriters in cash, and (ii) $0.15 per Public Unit sold in the Initial Public Offering shall be paid to the Underwriters in cash based on the funds remaining in the Trust Account after giving effect to Public Shares that are redeemed in connection with an initial Business Combination.

Representative Shares

The Company issued to the Underwriters and/or their designees 175,000 Ordinary Shares (the “Representative Shares”) upon the consummation of the Initial Public Offering. The Company accounted for the Representative Shares as a cost of the Initial Public Offering, resulting in a charge directly to shareholders’ equity. The Underwriters (and any of their designees to whom the Representative Shares are issued) agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of a Business Combination. In addition, the Representative Shares are be deemed to be underwriting compensation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) pursuant to FINRA Rule 5110 and are, accordingly, subject to certain transfer restrictions or a period of 180 days beginning on the date of commencement of sales of the Public Units in the Initial Public Offering.

Furthermore, the Underwriters agreed (and any of their designees to whom the Representative Shares are issued agree) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of our initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period. In addition, the Representative Shares are not transferable, assignable or saleable until 30 days after the completion of the initial Business Combination (except with respect to permitted transferees as described in the IPO Registration Statement).

Note 7 — Commitments and Contingencies

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Registration Rights

The holders of (i) Founder Shares, (ii) Private Placement Units (and their underlying securities), (iii) units that may be issued upon conversion of any Working Capital Loans (and their underlying securities), if any, (iv) the Representative Shares, (v) any Class A Ordinary Shares issuable upon conversion of the Founder Shares and (vi) any Class A Ordinary Shares held by the holders of the Founder Shares prior to our Initial Public Offering, including our Sponsor, at the completion of the Initial Public Offering or acquired prior to or in connection with the initial Business Combination, are entitled to registration rights pursuant to a registration rights agreement, dated June 12, 2025, which the Company entered into with the Sponsor, the Company’s officers and directors, and the other holders thereto. These holders are entitled to make up to three demands and have piggyback registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the Underwriters a 45-day option from the date of the Initial Public Offering to purchase up to an additional 2,625,000 Option Units to cover over-allotments, if any. On June 16, 2025, the Underwriters fully exercised their Over-Allotment Option.

The Underwriters were paid a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or 4,025,000 in the aggregate, payable upon the closing of the Initial Public Offering. Additionally, the Underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, $7,043,750 in the aggregate (the “Deferred Fee”). The Deferred Fee will be released to the Underwriters only on completion of an initial Business Combination. The Deferred Fee will be payable as follows: (i) $0.20 per Public Unit sold in the Initial Public Offering shall be paid to the Underwriters in cash, and (ii) $0.15 per Public Unit sold in the Initial Public Offering shall be paid to the Underwriters in cash based on the funds remaining in the Trust Account after giving effect to Public Shares that are redeemed in connection with an initial Business Combination.

Representative Shares

The Company issued to the Underwriters and/or their designees 175,000 Ordinary Shares (the “Representative Shares”) upon the consummation of the Initial Public Offering. The Company accounted for the Representative Shares as a cost of the Initial Public Offering, resulting in a charge directly to shareholders’ equity. The Underwriters (and any of their designees to whom the Representative Shares are issued) agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of a Business Combination. In addition, the Representative Shares are be deemed to be underwriting compensation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) pursuant to FINRA Rule 5110 and are, accordingly, subject to certain transfer restrictions or a period of 180 days beginning on the date of commencement of sales of the Public Units in the Initial Public Offering.

Furthermore, the Underwriters agreed (and any of their designees to whom the Representative Shares are issued agree) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of our initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period. In addition, the Representative Shares are not transferable, assignable or saleable until 30 days after the completion of the initial Business Combination (except with respect to permitted transferees as described in the IPO Registration Statement).